Debt (Components Of Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015
Debt Instruments [Line Items]
Total long-term debt	$ 450.0	$ 1,478.0
Fair value hedge	0.0	3.6
Less unamortized discount and issuance costs	(10.0)	(14.3)
Total long-term debt less unamortized discount and issuance costs	440.0	1,467.3
Less current portion	0.0	(15.0)
Long-term debt, excluding current portion	440.0	1,452.3
Variable-rate term loan (1.68% at May 31, 2015) due August 2017
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	285.0
Debt instrument, interest rate, stated percentage (percentage)	1.68%
Maturity date of debt	Aug. 31, 2017
6.200% senior notes due October 2017
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	500.0
Debt instrument, interest rate, stated percentage (percentage)	6.20%
Maturity date of debt	Oct. 31, 2017
4.500% senior notes due October 2021
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	121.9
Debt instrument, interest rate, stated percentage (percentage)	4.50%
Maturity date of debt	Oct. 31, 2021
3.350% senior notes due November 2022
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	111.1
Debt instrument, interest rate, stated percentage (percentage)	3.35%
Maturity date of debt	Nov. 30, 2022
4.520% senior notes due August 2024
Debt Instruments [Line Items]
Total long-term debt	$ 0.0	10.0
Debt instrument, interest rate, stated percentage (percentage)	4.52%
Maturity date of debt	Aug. 31, 2024
6.000% senior notes due August 2035
Debt Instruments [Line Items]
Total long-term debt	$ 150.0	150.0
Debt instrument, interest rate, stated percentage (percentage)	6.00%
Maturity date of debt	Aug. 31, 2035
6.800% senior notes due October 2037
Debt Instruments [Line Items]
Total long-term debt	$ 300.0	$ 300.0
Debt instrument, interest rate, stated percentage (percentage)	6.80%
Maturity date of debt	Oct. 31, 2037